Retirement and Post-Retirement Employee Benefit Plans (Table)	12 Months Ended
Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Cost Not Yet Recognized And Recorded as Regulatory Assets
The amounts that have not yet been recognized in net periodic pension cost that have been recorded as regulatory assets are as follows:

	Defined Benefits Plan	Supplemental Executive Retirement Plans	Postretirement Plans	Total
	(In thousands)
September 30, 2016
Unrecognized prior service credit	$(1,509)	$—	$(2,880)	$(4,389)
Unrecognized actuarial (gain) loss	127,028	51,558	(54,298)	124,288
	$125,519	$51,558	$(57,178)	$119,899
September 30, 2015
Unrecognized transition obligation	$—	$—	$82	$82
Unrecognized prior service credit	(1,735)	—	(4,524)	(6,259)
Unrecognized actuarial (gain) loss	120,948	36,915	(47,149)	110,714
	$119,213	$36,915	$(51,591)	$104,537

Schedule of Allocation of Plan Assets
The following table presents asset allocation information for the postretirement benefit plan assets as of September 30, 2016 and 2015.

	Actual Allocation September 30
Security Class	2016	2015
Diversified investment funds	97.2%	97.5%
Cash and cash equivalents	2.8%	2.5%
The following table presents asset allocation information for the Master Trust as of September 30, 2016 and 2015.

	Targeted Allocation Range	Actual Allocation September 30
Security Class		2016	2015
Domestic equities	35%-55%	40.5%	41.3%
International equities	10%-20%	15.5%	14.9%
Fixed income	5%-30%	11.2%	11.0%
Company stock	0%-15%	15.1%	15.2%
Other assets	0%-20%	17.7%	17.6%

Schedule of Employee Pension Plans Investments at Fair Value
In addition to the assets shown below, the Plan had net accounts receivable of $2.6 million and $2.4 million at September 30, 2016 and 2015 which materially approximates fair value due to the short-term nature of these assets.

	Assets at Fair Value as of September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Common stocks	$157,111	$—	$—	$157,111
Money market funds	—	11,522	—	11,522
Registered investment companies	87,396	—	—	87,396
Common/collective trusts	—	105,124	—	105,124
Government securities:
Mortgage-backed securities	—	15,223	—	15,223
U.S. treasuries	4,704	863	—	5,567
Corporate bonds	—	31,929	—	31,929
Limited partnerships	—	57,438	—	57,438
Total investments at fair value	$249,211	$222,099	$—	$471,310

	Assets at Fair Value as of September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Common stocks	$159,304	$—	$—	$159,304
Money market funds	—	11,787	—	11,787
Registered investment companies	81,960	—	—	81,960
Common/collective trusts	—	93,081	—	93,081
Government securities:
Mortgage-backed securities	—	14,359	—	14,359
U.S. treasuries	5,279	805	—	6,084
Corporate bonds	—	28,973	—	28,973
Limited partnerships	—	52,996	—	52,996
Total investments at fair value	$246,543	$202,001	$—	$448,544

Schedule of Expected Benefit Payments
The following benefit payments for our defined benefit plans, which reflect expected future service, as appropriate, are expected to be paid in the following fiscal years:

	Pension Plan	Supplemental Plans
	(In thousands)
2017	$31,306	$36,604
2018	32,047	14,289
2019	33,674	7,181
2020	35,232	4,395
2021	37,279	4,306
2022-2026	202,442	60,658
The following benefit payments paid by us, retirees and prescription drug subsidy payments for our postretirement benefit plans, which reflect expected future service, as appropriate, are expected to be paid in the following fiscal years. Company payments for fiscal 2016 include contributions to our postretirement plan trusts.

	Company Payments	Retiree Payments	Subsidy Payments	Total Postretirement Benefits
	(In thousands)
2017	$15,806	$3,679	$—	$19,485
2018	11,602	3,992	—	15,594
2019	12,165	4,036	—	16,201
2020	13,246	4,756	—	18,002
2021	14,210	5,420	—	19,630
2022-2026	84,642	36,837	—	121,479

Schedule of Postretirement Benefit Plans Investments at Fair Value

	Assets at Fair Value as of September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Money market funds	$—	$4,470	$—	$4,470
Registered investment companies	154,507	—	—	154,507
Total investments at fair value	$154,507	$4,470	$—	$158,977

	Assets at Fair Value as of September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Money market funds	$—	$3,486	$—	$3,486
Registered investment companies	134,523	—	—	134,523
Total investments at fair value	$134,523	$3,486	$—	$138,009

Schedule of Assumptions Used [Table Text Block]
The actuarial assumptions used to determine the pension liability for our postretirement plan were determined as of September 30, 2016 and 2015 and the actuarial assumptions used to determine the net periodic pension cost for the postretirement plan were determined as of September 30, 2015, 2014 and 2013. The assumptions are presented in the following table:

	Postretirement Liability		Postretirement Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Expected return on plan assets	4.45%	4.45%	4.45%	4.60%	4.60%
Initial trend rate	7.50%	7.50%	7.50%	7.50%	8.00%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%	5.00%
Ultimate trend reached in	2022	2021	2021	2020	2020
Additional assumptions are presented in the following table:

	Pension Liability		Pension Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%
Expected return on plan assets	7.00%	7.00%	7.00%	7.25%	7.25%
The actuarial assumptions used to determine the pension liability for the supplemental plans were determined as of September 30, 2016 and 2015 and the actuarial assumptions used to determine the net periodic pension cost for the supplemental plans were determined as of September 30, 2015, 2014 and 2013. These assumptions are presented in the following table:

	Pension Liability		Pension Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
The following table presents the supplemental plans’ accumulated benefit obligation, projected benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Accumulated benefit obligation	$137,616	$118,835
Change in projected benefit obligation:
Benefit obligation at beginning of year	$122,393	$113,219
Service cost	2,371	3,971
Interest cost	5,185	4,943
Actuarial loss	17,229	4,811
Benefits paid	(4,604)	(4,551)
Benefit obligation at end of year	142,574	122,393
Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Employer contribution	4,604	4,551
Benefits paid	(4,604)	(4,551)
Fair value of plan assets at end of year	—	—
Reconciliation:
Funded status	(142,574)	(122,393)
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued pension cost	$(142,574)	$(122,393)
The following table presents the Plan’s accumulated benefit obligation, projected benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Accumulated benefit obligation	$516,924	$485,921
Change in projected benefit obligation:
Benefit obligation at beginning of year	$508,599	$493,594
Service cost	16,419	16,231
Interest cost	23,193	21,850
Actuarial loss	41,847	7,420
Benefits paid(1)	(44,578)	(30,496)
Benefit obligation at end of year	545,480	508,599
Change in plan assets:
Fair value of plan assets at beginning of year	450,932	434,767
Actual return on plan assets	52,596	8,661
Employer contributions	15,000	38,000
Benefits paid(1)	(44,578)	(30,496)
Fair value of plan assets at end of year	473,950	450,932
Reconciliation:
Funded status	(71,530)	(57,667)
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued pension cost	$(71,530)	$(57,667)
The following table presents the postretirement plan’s benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$267,179	$315,118
Service cost	10,823	15,583
Interest cost	12,424	14,385
Plan participants’ contributions	4,289	4,563
Actuarial gain	(1,052)	(69,962)
Benefits paid	(14,441)	(12,508)
Benefit obligation at end of year	279,222	267,179
Change in plan assets:
Fair value of plan assets at beginning of year	138,009	134,821
Actual return on plan assets	14,528	(8,851)
Employer contributions	16,592	19,984
Plan participants’ contributions	4,289	4,563
Benefits paid	(14,441)	(12,508)
Fair value of plan assets at end of year	158,977	138,009
Reconciliation:
Funded status	(120,245)	(129,170)
Unrecognized transition obligation	—	—
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued postretirement cost	$(120,245)	$(129,170)

Schedule of Net Benefit Costs [Table Text Block]
Net periodic pension cost for the Plan for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the following components:

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic pension cost:
Service cost	$16,419	$16,231	$15,345
Interest cost	23,193	21,850	22,330
Expected return on assets	(27,522)	(25,744)	(23,601)
Amortization of prior service credit	(226)	(192)	(136)
Recognized actuarial loss	10,693	13,322	13,777
Net periodic pension cost	$22,557	$25,467	$27,715
Net periodic postretirement cost for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the components presented below.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic postretirement cost:
Service cost	$10,823	$15,583	$16,784
Interest cost	12,424	14,385	15,951
Expected return on assets	(6,264)	(6,431)	(5,167)
Amortization of transition obligation	82	272	274
Amortization of prior service credit	(1,644)	(1,644)	(1,450)
Recognized actuarial (gain) loss	(2,167)	—	631
Net periodic postretirement cost	$13,254	$22,165	$27,023
Net periodic pension cost for the supplemental plans for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the following components:

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic pension cost:
Service cost	$2,371	$3,971	$3,607
Interest cost	5,185	4,943	4,966
Amortization of transition asset	—	—	—
Amortization of prior service cost	—	—	—
Recognized actuarial loss	2,586	2,343	1,948
Settlements	—	—	4,539
Net periodic pension cost	$10,142	$11,257	$15,060

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the plan. A one-percentage point change in assumed health care cost trend rates would have the following effects on the latest actuarial calculations:

	One-Percentage Point Increase	One-Percentage Point Decrease
	(In thousands)
Effect on total service and interest cost components	$4,539	$(3,596)
Effect on postretirement benefit obligation	$42,079	$(34,531)